FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Amortized cost
Financial liabilities by category
Financial liabilities	$ 426,991,421	$ 431,890,981
Fair value
Financial liabilities by category
Financial liabilities	8,122,908	14,713,906
Trade and other payables | Amortized cost
Financial liabilities by category
Financial liabilities	137,380,715	156,742,677
Trade and other payables | Fair value
Financial liabilities by category
Financial liabilities	6,645,423	11,989,792
Borrowings | Amortized cost
Financial liabilities by category
Financial liabilities	186,105,601	178,852,080
Secured notes | Amortized cost
Financial liabilities by category
Financial liabilities	83,400,171	80,809,686
Lease liability | Amortized cost
Financial liabilities by category
Financial liabilities	16,138,012	11,284,137
Consideration for acquisition | Amortized cost
Financial liabilities by category
Financial liabilities	3,966,922	4,202,401
Consideration for acquisition | Fair value
Financial liabilities by category
Financial liabilities	$ 1,477,485	$ 2,724,114